Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Classification	September 30, 2019	December 31, 2018
Buildings and improvements	$5,338	$5,338
Equipment and machinery	3,026,541	2,943,490
Tractors	2,834,888	2,834,888
Trucks and other vehicles	1,147,304	1,147,304
Leasehold improvements	117,626	-
Total	7,131,697	6,931,020
Less: Accumulated depreciation	(3,464,590)	(2,439,931)
Property and equipment, net	$3,667,107	$4,491,089

Classification	2018	2017
Buildings and improvements	$5,338	$5,338
Equipment and machinery	2,943,490	2,908,154
Tractors	2,834,888	3,129,888
Trucks and other vehicles	1,147,304	1,169,805
Total	6,931,020	7,213,185
Less: Accumulated depreciation	(2,439,931)	(1,113,966)
Property and equipment, net	$4,491,089	$6,099,219